UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):     [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:              Marvin & Palmer Associates, Inc.
Address:           1201 N. Market Street
                   Suite 2300
                   Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Karen T. Buckley
Title:             Senior Vice President
Phone:             (302) 573-3570

Signature, Place, and Date of Signing:

/s/   Karen T. Buckley     Wilmington, Delaware                     May 11, 2001


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

  Form 13F File Number         Name

  28-1190                      Frank Russell Co.


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Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   3

Form 13F Information Table Entry Total:      115

Form 13F Information Table Value Total:      $1,060,237

                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.    Form 13F File Number           Name

  1          28-7164                    Bear Stearns Asset Management Inc.
  2          No File Number             Merrill Lynch Investment Managers Canada
  3          28-551                     U.S. Bancorp



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                                                      Form 13F INFORMATION TABLE




-------------------------------- ----------- ---------- ----------- ------------- --------------- ------------- -------------------

           Column 1               Column 2   Column 3    Column 4     Column 5       Column 6     Column 7            Column 8
-------------------------------- ----------- ---------- ----------- ------------- --------------- ------------- -------------------

        Name of Issuer            Title of     CUSIP      VALUE       SHRS OR       INVESTMENT       OTHER        VOTING AUTHORITY
                                   Class                 (x$1000)     SH/PUT/       DISCRETION      MANAGERS         SOLE SHARED
                                                                      PRN AMT                                           NONE
                                                                      PRN CALL
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

Abbott Labs                     COM         002824100       23,491       497,800            Sole                        Sole
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Abbott Labs                     COM         002824100          123         2,600            Sole                        None
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Akzo Nobel NV - ADR             ADR         010199305          294         7,105            Sole                        Sole
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America Movil SA ADR            ADR         02364W105        8,794       600,300            Sole                        Sole
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American Intl Group             COM         026874107       23,506       292,004            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
American Intl Group             COM         026874107          105         1,300            Sole                        None
-----------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                 COM         02364J104       12,278       305,800            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                 COM         02364J104          145         3,600            Sole                        None
-----------------------------------------------------------------------------------------------------------------------------------
Apollo Group                    COM         037604105          615        18,750            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc                COM         057224107       10,189       280,600            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc                COM         057224107          113         3,100            Sole                        None
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Baxter International Inc        COM         071813109       29,089       309,000            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc        COM         071813109          160         1,700            Sole                        None
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Bed Bath & Beyond Inc           COM         075896100       10,768       438,400            Sole                        Sole
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Bed Bath & Beyond Inc           COM         075896100          128         5,200            Sole                        None
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Boeing Company                  COM         097023105        9,577       171,900            Sole                        Sole
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Boeing Company                  COM         097023105          111         2,000            Sole                        None
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Brinker International Inc       COM         109641100       20,748       743,400            Sole                        Sole
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Brinker International Inc       COM         109641100          226         8,100            Sole                        None
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Cablevision NY Group Class A    COM         12686C109        7,360       104,600            Sole                        Sole
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Cablevision NY Group Class A    COM         12686C109           91         1,300            Sole                        None
-----------------------------------------------------------------------------------------------------------------------------------
Cadence Design Sys              COM         127387108        9,214       498,300            Sole                        Sole
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Cadence Design Sys              COM         127387108          109         5,900            Sole                        None
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Check Point Software            COM         M22465104        5,344       112,500            Sole                        Sole
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Cia Bras Distr Pao Acucar -     ADR         20440T201        6,407       206,000            Sole                        Sole
ADR

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Cia de Bebidas des Amer -       ADR         20441W203        8,369       358,400            Sole                        Sole
Ambev

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Citigroup, Inc.                 COM         172967101       35,396       786,935            Sole                        Sole
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Citigroup, Inc.                 COM         172967101          250         5,566            Sole                        None
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Coca-Cola Fems ADR              ADR         191241108       11,055       577,300            Sole                        Sole
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Comcast Class A Special         COM         200300200       27,121       646,700            Sole                        Sole
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Comcast Class A Special         COM         200300200          243         5,800            Sole                        None
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Concord EFS Inc                 COM         206197105          485        12,000            Sole                        Sole
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Deere & Co.                     COM         244199105       13,137       361,500            Sole                        Sole
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Deere & Co.                     COM         244199105          116         3,200            Sole                        None
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Elan PLC                        ADR         284131208        1,954        37,400            Sole             1          None
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Elan PLC                        ADR         284131208        3,553        68,000         Defined             2          Sole
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Elan PLC                        ADR         284131208       15,842       303,200         Defined             3          Sole
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Elan PLC                        ADR         284131208      122,882     2,351,800            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Elan PLC                        ADR         284131208          157         3,000            Sole                        None
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Embraer - Empresa Brasiliera    ADR         29081M102       13,489       355,900            Sole                        Sole
Adr

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Express Scripts Inc.-CL A       COM         302182100          529         6,100            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg Assn           COM         313586109       19,884       249,800            Sole                        Sole
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Federal Natl Mtg Assn           COM         313586109          271         3,400            Sole                        None
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First Data Corp                 COM         319963104       17,716       296,700            Sole                        Sole
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First Data Corp                 COM         319963104          131         2,200            Sole                        None
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General Dynamics                COM         369550108        7,190       114,600            Sole                        Sole
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General Dynamics                COM         369550108           94         1,500            Sole                        None
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GlaxoSmithKline ADR             ADR         37733W105          690        13,200            Sole                        Sole

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Goldman Sachs Group Inc         COM         38141G104       18,126       213,000            Sole                        Sole
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Goldman Sachs Group Inc         COM         38141G104          230         2,700            Sole                        None
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International Bus Mach          COM         459200101        9,204        95,700            Sole                        Sole
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International Bus Mach          COM         459200101          106         1,100            Sole                        None
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Intl Game Technology            COM         459902102       13,655       271,200            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Intl Game Technology            COM         459902102          171         3,400            Sole                        None
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson               COM         478160104        9,438       107,900            Sole                        Sole
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Johnson & Johnson               COM         478160104          114         1,300            Sole                        None
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Jones Apparel Group             COM         480074103        8,082       213,800            Sole                        Sole
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Jones Apparel Group             COM         480074103           87         2,300            Sole                        None
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Juniper Networks Inc            COM         48203R104        3,891       102,500            Sole                        Sole
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Juniper Networks Inc            COM         48203R104           49         1,300            Sole                        None
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Kimberly-Clark Corp             COM         494368103       33,603       495,400            Sole                        Sole
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Kimberly-Clark Corp             COM         494368103          251         3,700            Sole                        None
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Legg Mason Inc                  COM         524901105       18,132       430,700            Sole                        Sole
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Legg Mason Inc                  COM         524901105          131         3,100            Sole                        None
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Lehman Brothers Holdings Inc    COM         524908100       30,579       487,700            Sole                        Sole
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Lehman Brothers Holdings Inc    COM         524908100          282         4,500            Sole                        None
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Longview Fibre Company          COM         543213102        1,447       111,300            Sole                        Sole
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Lowes Companies                 COM         548661107       23,175       396,500            Sole                        Sole

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Lowes Companies                 COM         548661107          216         3,700            Sole                        None

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Medtronics                      COM         585055106       23,419       512,000            Sole                        Sole
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Medtronics                      COM         585055106          220         4,800            Sole                        None
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Merrill Lynch & Co., Inc.       COM         590188108       41,378       746,900            Sole                        Sole
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Merrill Lynch & Co., Inc.       COM         590188108          355         6,400            Sole                        None
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MGIC Investment Corporation     COM         552848103       25,008       365,500            Sole                        Sole
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MGIC Investment Corporation     COM         552848103          226         3,300            Sole                        None
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Minnesota Min'g/Mfg             COM         604059105       37,009       356,200            Sole                        Sole
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Minnesota Min'g/Mfg             COM         604059105          374         3,600            Sole                        None
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Mobile Telesystems ADR          ADR         607409109       15,603       600,100            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp            COM         656568102          100         7,100            Sole                        Sole
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Northern Trust                  COM         665859104       14,156       226,500            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Northern Trust                  COM         665859104          125         2,000            Sole                        None
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation              COM         68389X105        5,534       369,400            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation              COM         68389X105           66         4,400            Sole                        None
-----------------------------------------------------------------------------------------------------------------------------------
People Soft                     COM         712713106        8,388       357,900            Sole                        Sole
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People Soft                     COM         712713106          108         4,600            Sole                        None
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR         ADR         71654V408        3,308       139,000            Sole                        Sole
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Pfizer Inc                      COM         717081103       21,360       521,600            Sole                        Sole
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Pfizer Inc                      COM         717081103          192         4,700            Sole                        None
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Pohang Iron & Steel             COM         730450103        5,223       291,000            Sole                        Sole
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Rainbow Media Group             COM         12686C844        1,360        52,300            Sole                        Sole
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Rainbow Media Group             COM         12686C844           17           650            Sole                        None
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Sensormatic Electronics Corp    COM         817265101          469        24,700            Sole                        Sole
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Sicor Inc                       COM         825846108          488        35,000            Sole                        Sole
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Southwest Airlines              COM         844741108       14,340       807,900            Sole                        Sole
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Southwest Airlines              COM         844741108           96         5,400            Sole                        None
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Starbucks Corp                  COM         855244109          467        11,000            Sole                        Sole
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Stryker Corporation             COM         863667101       13,470       257,800            Sole                        Sole
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


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Stryker Corporation             COM         863667101          162         3,100            Sole                        None
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Taiwan Semi Man - ADR           ADR         874039100        1,174        60,228            Sole                        Sole
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Target                          COM         87612E106       20,519       568,700            Sole                        Sole
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Target                          COM         87612E106          253         7,000            Sole                        None
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Tele Norte Leste Partic ADR     ADR         879246106          156         9,600            Sole             1          None
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Tele Norte Leste Partic ADR     ADR         879246106       21,669     1,331,000            Sole                        Sole
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Telefonos de Mexico  ADR        ADR         879403780          448        14,200            Sole             1          None
-----------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780        3,526       111,800         Defined             3          Sole
-----------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780       47,493     1,505,800            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc.                    COM         879664100        8,902       218,800            Sole                        Sole
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Tellabs Inc.                    COM         879664100          110         2,700            Sole                        None
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Teva Pharmaceutical             COM         881624209       16,896       309,300            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp        COM         913017109       25,420       346,800            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp        COM         913017109          213         2,900            Sole                        None
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Unitedhealth Group              COM         91324P102       15,568       262,700            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group              COM         91324P102          136         2,300            Sole                        None
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company             COM         949746101       14,049       284,000            Sole                        Sole
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company             COM         949746101          178         3,600            Sole                        None
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